Inventories - Additional Information (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Inventory [Line Items]
Stores and supplies inventories	$ 20.9	$ 21.2